Going Concern	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

3.	Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has an accumulated deficit of $3,278,915 since inception and has incurred start-up losses. These conditions give rise to doubt about the Company’s ability to continue as a going concern. These financial statements do not include adjustments relating to the recoverability and classification of reported asset amounts or the amount and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to obtain additional financing and to generate profits and positive cash flow. The Company will require a cash injection of an additional $2,000,000 over the next twelve months to continue to grow its Cabana™ 100% Natural Lemonade and launch its PULSE® brand of functional beverages. Management believes this additional capital will provide the Company the opportunity to be operationally cash flow positive over the next twelve months.